Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets Held for Sale

As at	December 31, 2022	December 31, 2021
Assets held for sale
Accounts receivable (net of credit losses of $1 million) (note 24)	$93	$—
Inventory	86	—
Restricted cash holdings from customers	1	—
Prepaid expenses and other current assets	6	—
Property, plant and equipment	646	—
Intangible assets	5	—
Operating right-of-use assets	1	—
Goodwill	226	—
Regulatory assets - non-current	14	—
Post retirement benefits	8	—
Long-term investments and other assets	1	—
	$1,087	$—

Liabilities associated with assets held for sale
Accounts payable and accrued liabilities	$59	$—
Current portion of long-term debt	7	—
Customer deposits	13	—
Long-term debt	56	—
Asset retirement obligations	4	—
Regulatory liabilities - non-current	96	—
Operating lease liabilities - non-current	1	—
Other long-term liabilities	53	—
Future employee obligations	6	—
	$295	$—